Pay vs Performance Disclosure number in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 09, 2024	Mar. 31, 2025	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal 2026 Pay Versus Performance Table
Fiscal Year	SCT Total for Scott J. Adelson ($)(1)(3)	CAP to Scott J. Adelson ($)(1)(6)	SCT Total for Scott L. Beiser ($)(2)(3)	CAP to Scott L. Beiser ($)(2)(6)	Average SCT Total for Non-PEO Named Executive Officers ($)(3)(4)	Average CAP to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on		Net Income ($) (in millions)	Revenue ($) (in millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2026	13,000,000	12,665,293	—	—	7,010,624	6,644,524	237	159	424	2,618
2025	11,329,033	13,346,713	4,000,000	5,254,273	6,127,408	7,167,023	263	158	400	2,389
2024	—	—	7,000,000	8,686,625	3,869,667	5,300,808	205	131	280	1,914
2023	—	—	7,000,000	7,003,642	4,587,500	4,594,878	137	98	254	1,809
2022	—	—	10,650,000	11,538,558	10,162,500	10,946,169	135	115	438	2,270

Company Selected Measure Name			revenue
Named Executive Officers, Footnote			Scott J. Adelson became the Chief Executive Officer of the Company on June 10, 2024, was the PEO of the Company from June 10, 2024 through the remainder of fiscal 2025, and has remained the PEO for all of fiscal 2026.Scott L. Beiser served as the Company’s Chief Executive Officer from 2003 to 2024, including all of fiscal 2024, and was the PEO of the Company during fiscal years 2022 through 2024. Mr. Beiser continued in his role of CEO - and thus as PEO - through June 10, 2024, and thereafter has remained an executive officer of the Company as Co-Chairman. Accordingly, his fiscal 2026 compensation as Co-Chairman is included in the Non-PEO named executive officer averages for that year.The non-PEO named executive officers during fiscal years 2022 through 2024 were Messrs. Alley, Gold, and Adelson and David Preiser. The non-PEO named executive officers during fiscal 2025 were Messrs. Alley, Gold, Siegert, and Crain. The non-PEO named executive officers during fiscal 2026 were Messrs. Alley, Beiser, Crain, and Siegert.
Peer Group Issuers, Footnote			For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Financials Index (the “Peer Group TSR”) as compared to April 1, 2021.
Adjustment To PEO Compensation, Footnote

Fiscal Year	Summary Compensation Table Total ($)	Less: Stock Awards Granted for Fiscal Year ($)	Add: Unvested Equity Awards Granted for Fiscal Year ($)	Increase/(Decrease) in Value of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Increase/(Decrease) in Value of Equity Awards Vested During Fiscal Year ($)	Compensation Actually Paid ($)(a)(b)(c)
Scott J. Adelson
2026	13,000,000	(2,600,000)	2,600,000	(861,120)	526,413	12,665,293

Non-PEO Named Executive Officers (Average)
2026	7,010,624	(1,133,109)	1,133,109	(638,416)	272,316	6,644,524
(a)Our NEOs did not participate in any Company pension plans during the covered fiscal year; therefore, there are no compensation adjustments for pension values or pension service costs.
(b)Our NEOs did not receive any dividends or dividend equivalents from the Company during the covered fiscal year that were not already reflected in the fair value of the corresponding dividend yielding awards received; therefore, there are no such related compensation adjustments.
(c)Our NEOs did not have any award forfeitures or accelerations during the covered fiscal year; therefore, there are no such related compensation adjustments.

Non-PEO NEO Average Total Compensation Amount			$ 7,010,624	$ 6,127,408	$ 3,869,667	$ 4,587,500	$ 10,162,500
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,644,524	7,167,023	5,300,808	4,594,878	10,946,169
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Summary Compensation Table Total ($)	Less: Stock Awards Granted for Fiscal Year ($)	Add: Unvested Equity Awards Granted for Fiscal Year ($)	Increase/(Decrease) in Value of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Increase/(Decrease) in Value of Equity Awards Vested During Fiscal Year ($)	Compensation Actually Paid ($)(a)(b)(c)
Scott J. Adelson
2026	13,000,000	(2,600,000)	2,600,000	(861,120)	526,413	12,665,293

Non-PEO Named Executive Officers (Average)
2026	7,010,624	(1,133,109)	1,133,109	(638,416)	272,316	6,644,524
(a)Our NEOs did not participate in any Company pension plans during the covered fiscal year; therefore, there are no compensation adjustments for pension values or pension service costs.
(b)Our NEOs did not receive any dividends or dividend equivalents from the Company during the covered fiscal year that were not already reflected in the fair value of the corresponding dividend yielding awards received; therefore, there are no such related compensation adjustments.
(c)Our NEOs did not have any award forfeitures or accelerations during the covered fiscal year; therefore, there are no such related compensation adjustments.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount			$ 237	263	205	137	135
Peer Group Total Shareholder Return Amount			159	158	131	98	115
Net Income (Loss)			$ 424,000,000	$ 400,000,000	$ 280,000,000	$ 254,000,000	$ 438,000,000
Company Selected Measure Amount			2,618	2,389	1,914	1,809	2,270
PEO Name	Scott L. Beiser	Scott J. Adelson			Scott L. Beiser	Scott L. Beiser	Scott L. Beiser
Additional 402(v) Disclosure			Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of the PEO and (ii) the average of the total compensation reported in the SCT for the applicable year for our other non-PEO named executive officers that year.Compensation actually paid to our named executive officers represents the "Total" compensation reported in the SCT for the applicable fiscal year, adjusted as set forth in the following table. As described above, awards under our annual executive officer bonus program are paid, in part, in the form of time-vesting and performance-vesting restricted stock that is granted in the fiscal year following the applicable performance year. The time-vesting restricted shares vest over a four-year period following the grant date and the performance-vesting restricted shares are subject to vesting over four years in equal installments contingent upon the applicable named executive officer being employed in good standing on such vesting date and the Company attaining an annual compound growth goal in total revenue for the applicable fiscal year compared to the base of the fiscal year revenue as reported on the Form 10-K for the fiscal year immediately preceding the grant date. In accordance with SEC guidance, we disclose the dollar-denominated value of these awards in the "Non-Equity Incentive Compensation" column of the SCT with respect to the applicable performance year (rather than as "Stock Awards" for the year of grant); as such, we believe the awards are not required to be included in the adjustments to calculating compensation actually paid. However, in an effort to comply with the spirit of the SEC pay versus performance rules relating to the adjustments for outstanding equity awards, we have treated the restricted stock awards as equity awards and captured them as part of the adjustments below.
Scott J. Adelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,000,000	$ 11,329,033
PEO Actually Paid Compensation Amount			12,665,293	13,346,713
Scott L. Beiser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	4,000,000	$ 7,000,000	$ 7,000,000	$ 10,650,000
PEO Actually Paid Compensation Amount			0	$ 5,254,273	$ 8,686,625	$ 7,003,642	$ 11,538,558
PEO | Scott J. Adelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,600,000)
PEO | Scott J. Adelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,600,000
PEO | Scott J. Adelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(861,120)
PEO | Scott J. Adelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			526,413
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,133,109)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,133,109
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(638,416)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 272,316